Deferred compensation expense (Details) shares in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CHF (SFr) shares	Dec. 31, 2019 CHF (SFr) shares
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 1,447,000,000		SFr 1,717,000,000	SFr 1,777,000,000
Total shares delivered
Minimum total compensation of certain employees to whom share awards are granted	250,000	$ 250,000
Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	350,000,000		398,000,000	420,000,000
Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	123,000,000		43,000,000	22,000,000
Compensation expense relating to deferred compensation, of which granted in current year	103,000,000
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	202,000,000		255,000,000	308,000,000
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 290,000,000		SFr 448,000,000	SFr 438,000,000
Stock compensation plan
Total shares delivered
Total shares delivered (in shares) | shares	58.5	58.5	50.7	41.8
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 482,000,000		SFr 573,000,000	SFr 589,000,000
Bank
Deferred compensation expense
Total compensation expense relating to deferred compensation	1,434,000,000		1,648,000,000	1,694,000,000
Bank | Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	370,000,000		378,000,000	378,000,000
Bank | Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	123,000,000		43,000,000	22,000,000
Compensation expense relating to deferred compensation, of which granted in current year	103,000,000
Bank | Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	194,000,000		245,000,000	298,000,000
Bank | Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 281,000,000		SFr 427,000,000	SFr 423,000,000
Bank | Stock compensation plan
Total shares delivered
Total shares delivered (in shares) | shares	55.7	55.7	48.3	40.1
Bank | Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 466,000,000		SFr 555,000,000	SFr 573,000,000